Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		36 Months Ended	42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities
Net loss	$ (1,452,195)	$ (1,024,672)	$ (1,369,550)	$ (2,228,077)	$ (3,638,175)	$ (5,090,370)
Adjustments to reconcile net loss to net cash used in operating activities
(Gain) loss on extinguishment of debt	6,845			(28,499)	(28,499)	(21,654)
Revaluation of warrant liability	(1,216,051)	(1,213,857)	(2,498,597)	1,126,696	(1,371,901)	(2,587,952)
Stock-based compensation	362,440	513,912	876,351	392,189	1,268,540	1,630,980
Stock issued for services	160,000	93,250	221,250		221,250	381,250
Stock issued for financing fee on note payable			49,500		49,500	49,500
Stock issued to employees			185,000		185,000	185,000
Amortization of deferred financing fees	326,898		36,908		36,908	363,806
Receivable from pre-merger Bullfrog				48,637	48,637	48,637
Deposits		143,187	137,781	(99,761)	38,020	38,020
Prepaid expenses	395,420	37,364	(432,185)	(46,619)	(478,804)	(83,384)
Accounts payable	(19,186)	122,485	23,621	61,104	84,915	65,729
Other liabilities	84	1,250	(2,199)	(2,722)	(4,921)	(4,837)
Accrued interest			1,150	18,941	29,649	29,649
Net cash used in operating activities	(1,435,745)	(1,327,081)	(2,770,970)	(755,590)	(3,559,881)	(4,995,626)
Cash flows from investing activity
Acquisition of property	(210,000)	(175,000)	(400,000)	(150,000)	(550,000)	(760,000)
Net cash used in investing activity	(210,000)	(175,000)	(400,000)	(150,000)	(550,000)	(760,000)
Cash flows from financing activities
Proceeds from sales of common stock				545	3,066	3,066
Proceeds from private placement of common stock, preferred stock and warrants, net of fees	475,015		1,575,000	2,710,000	4,285,000	4,760,015
Proceeds from notes payable	1,295,825		628,148	10,100	699,048	1,994,873
Payment of deferred financing fees			(244,000)		(244,000)	(244,000)
Repayment of notes payable					(30,000)	(30,000)
Net cash provided by financing activities	1,770,840		1,959,148	2,720,645	4,713,114	6,483,954
Net increase (decrease) in cash and cash equivalents	125,095	(1,502,081)	(1,211,822)	1,815,055	603,233	728,328
Cash and cash equivalents, beginning of period	603,233	1,815,055	1,815,055
Cash and cash equivalents, end of period	728,328	312,974	603,233	1,815,055	603,233	728,328
Supplemental cash flow information
Cash paid during year for interest	37,921		1,713
Stock issued for lease payment	20,000			400	700	20,000
Issuance of note payable for acquisition of mineral property				550,000	650,000
Issuance of note payable for receivable from pre-merger Bullfrog				250,000	250,000
Conversion of note payable and accrued interest to common stock, preferred stock and warrants in private placement			201,150	940,900	1,142,050
Contribution of deposits by shareholder				$ 51,364	$ 51,364